Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation
Stock Based Compensation

Deferred Stock Awards

Piedmont has granted deferred stock awards in the form of restricted stock to its employees. The awards are determined by the Compensation Committee of the board of directors of Piedmont on an annual basis and typically vest over a three-year period beginning on the grant date. In addition, Piedmont has adopted a multi-year performance share program for certain of its employees. Restricted shares are earned based on the relative performance of Piedmont's total stockholder return as compared with a predetermined peer group's total stockholder return over a three-year period. Any shares awarded vest immediately upon issuance.

A rollforward of Piedmont's deferred stock award activity for the year ended December 31, 2012 is as follows:

	Unvested Deferred Stock Awards as of January 1, 2012	Deferred Stock Awards Granted During Fiscal Year 2012	Adjustment to Estimated Future Grants of Performance Share Awards During the 2012	Deferred Stock Awards Vested During Fiscal Year 2012	Deferred Stock Awards Forfeited During Fiscal Year 2012	Unvested Deferred Stock Awards as of December 31, 2012
Shares	511,203	229,135	(159,474)	(255,258)	(6,713)	318,893
Weighted-Average Grant Date Fair Value	$21.67	$17.53	$23.64	$20.89	$18.52	$18.41

The following table provides additional information regarding stock award activity during the years ended December 31, 2012, 2011, and 2010 (in thousands except for per share data):

	2012	2011	2010
Weighted-Average Grant Date Fair Value for Shares Granted During the Year	$17.53	$19.03	$22.54
Total Grant Date Fair Value of Shares Vested During the Year	$5,331	$5,405	$4,789
Share-based Liabilities Paid(1)	$798	$851	$—

(1)	Amounts reflect the issuance of performance share awards during the period.

A detail of Piedmont’s outstanding employee deferred stock awards as of December 31, 2012 is as follows:

Date of grant	Type of Award	Net Shares Granted (1)		Grant Date Fair Value	Vesting Schedule	Unvested Shares as of December 31, 2012
May 11, 2010	2010-2012 Performance Share Program	56,875	(2)	$28.44	Shares vest immediately upon determination of award in 2013.	5,266	(3)
May 24, 2010	Annual Deferred Stock Award	161,148		$18.71	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	52,964
May 24, 2010	One-Time, Special Deferred Stock Award in Recognition of Piedmont's Initial Public Offering	40,085		$18.71	Of the shares granted, 33.33% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	17,457
April 5, 2011	Annual Deferred Stock Award	128,986		$19.40	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 5, 2012, 2013, and 2014, respectively.	74,496
April 5, 2011	2011-2013 Performance Share Program	—		$18.27	Shares vest immediately upon award in 2014.	—	(3)
April 4, 2012	Annual Deferred Stock Award	209,876		$17.49	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 4, 2013, 2014, and 2015, respectively.	168,710
April 4, 2012	2012-2014 Performance Share Program	—		$17.42	Shares vest immediately upon determination of award in 2015.	—	(3)
Total						318,893

(1)	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through December 31, 2012.

(2)	Represents shares granted pursuant to the first and second interim performance periods ended December 31, 2010 and 2011, respectively.

(3)
Estimated based on Piedmont's cumulative total stockholder return relative to a predetermined peer group's cumulative total stockholder return for the respective performance period as of December 31, 2012. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.

During the years ended December 31, 2012, 2011, and 2010, Piedmont recognized approximately $3.9 million, $6.5 million and $5.1 million of compensation expense and directors' fees related to stock awards, respectively, of which $2.5 million, $5.3 million and $3.7 million, respectively, related to the non-vested shares. During the year ended December 31, 2012, 181,502 shares were issued to employees, directors and officers. As of December 31, 2012, approximately $2.3 million of unrecognized compensation cost related to non-vested, share-based compensation remained, which Piedmont will record in its statements of income over a weighted-average vesting period of approximately one year.